Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	Office equipment	Total
	$	$
Cost
At July 1, 2022	19,131	19,131
Additions	8,888	8,888
Written-off	(703)	(703)
Effects of movements in exchange rates	948	948
At June 30, 2023	28,264	28,264
Written-off	(7,740)	(7,740)
Effects of movements in exchange rates	(130)	(130)
At June 30, 2024	20,394	20,394

Accumulated depreciation
At July 1, 2022	8,524	8,524
Depreciation for the year	4,855	4,855
Written-off	(442)	(442)
Effects of movements in exchange rates	336	336
At June 30, 2023	13,273	13,273
Depreciation for the year	5,644	5,644
Written-off	(6,885)	(6,885)
Effects of movements in exchange rates	(78)	(78)
At June 30, 2024	11,954	11,954

Carrying amounts
At June 30, 2023	14,991	14,991
At June 30, 2024	8,440	8,440